SHARE-BASED COMPENSATION (Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date) (Details) - Beijing Joysee Technology Co., Ltd ("Joysee") [Member]	12 Months Ended
Dec. 31, 2015
Options granted under 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	47.10%
Risk-free interest rate	3.61%
Expected life	10 years
Expected dividend yield
Two Thousand Fifteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	51.00%
Risk-free interest rate	1.87%
Expected life	10 years
Expected dividend yield